Xtrackers Nifty 500 India ETF Expense Example - Xtrackers Nifty 500 India ETF - Xtrackers Nifty 500 India ETF	Sep. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	$ 243